NOTE 3: PREFERRED AND COMMON STOCK	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Equity [Abstract]
NOTE 3: PREFERRED AND COMMON STOCK

NOTE 3: PREFERRED AND COMMON STOCK

Common Stock

The Company is authorized to issue up to 900,000,000 shares of common stock, par value $0.0001 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

On November 20, 2013, the Company accepted a subscription from its controlling shareholder for 20,000,000 shares of its common stock at a price of $0.005 per share, in full and final consideration of $100,000 advanced to the Company on June 20, 2013.

As of November 30, 2013 and August 31, 2013, the Company had a total of 20,680,203 and 680,203 shares of common stock outstanding, respectively.

Preferred Stock

Subsequent to the end of the quarter, on December 9, 2013 the Company filed with the State of Nevada and withdrew the 100,000,000 authorized shares of preferred stock, par value $0.0001 per share. No shares of preferred stock were issued.

NOTE 3: PREFERRED AND COMMON STOCK

Common Stock

The Company is authorized to issue up to 900,000,000 shares of common stock, par value $0.0001 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

As of August 31, 2013 and 2012, the Company had a total of 680,203 shares of common stock outstanding.

Preferred Stock

The Company is authorized to issue up to 100,000,000 shares of preferred stock, par value $0.0001 per share. No shares of preferred stock have been issued.